Interest-Bearing Borrowings (Details) - Schedule of underlying collateral types of the gross obligations under repurchase agreements - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Repurchase agreements:
Total repurchase agreements	¥ 5,965,976	¥ 45,250,000
Loans Principal, Interest and Financing Service Fee Receivables [Member]
Repurchase agreements:
Total repurchase agreements	¥ 5,965,976	¥ 45,250,000